5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ (29,369)	$ (23,049)	$ (78,933)	$ (116,295)
Accrued interest expense			$ 197,120	$ 194,122